Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Selected Financial Information by Operating Segment

Selected financial information by operating segment is as follows:

	2013	2014	2015
Revenues
- Mobile phone business	$119,507	$96,668	$60,194
- Real estate	1,161	2,588	4,415

Total net revenues	120,668	99,256	64,609

Cost of sales
- Mobile phone business	(102,670)	(88,453)	(56,802)
- Real estate	(426)	(962)	(1,096)

Total cost of revenues	(103,096)	(89,415)	(57,898)

Gross profit	$17,572	$9,841	$6,711

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2013	2014	2015
Revenues from the PRC	$109,563	$81,305	$52,477
Revenues from countries other than the PRC	11,105	17,951	12,132

Total revenues	$120,668	$99,256	$64,609